Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	$ 9,070	$ 6,403
Crops [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	2,697	2,929
Materials And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1,675	1,426
Seeds And Fodders [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	275	300
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	4
Beef [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories		149
Agricultural Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	4,651	4,804
Good For Resale And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories		3
Telephones And Others Communication Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1,714	1,569
Fruit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	2,705
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories		$ 27